UNITED STATES SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. 20549
FORM 13F, FORM 13F COVER PAGE REPORT FOR THE CALENDER YEAR OR QUARTER
ENDED: MARCH 31, 2000.
CHECK HERE IF ADMENDAMENT{ } ;AMENDMENT NUMBER:
THIS AMENDMENT ( CHECK ONLY ONE.) : { } IS A RESTATEMENT.
                                    {X } ADDS NEW HOLDINGS ENTRIES.
INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
NAME: MOODY, ALDRICH & SULLIVAN LLC
ADDRESS: 30 ROWES WHARF, SUITE 410
         BOSTON, MA 02110
13F FILE NUMBER: 028-04634
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM. PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
NAME:    NEIL J. SULLIVAN
TITLE:   PRINCIPAL
PHONE:   (617) 261-6025
SIGNATURE, PLACE AND DATE OF SIGNING:
NEIL J. SULLIVAN, BOSTON, MA  MAY 1, 2000
REPORT TYPE:
{X} 13F HOLDINGS REPORT
{ } 13F NOTICE
{ } 13F COMBINATION REPORT
LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 NEIL J. SULLIVAN

FORM 13F SUMMARY PAGE
REPORT SUMMARY:  13FHR
NUMBER OF OTHER INCLUDED MANAGERS: NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:6,325,669
FORM 13F INFORMATION TABLE VALUE TOTAL:159,313,000

LIST OF OTHER INCLUDED MANAGERS:NONE
NO. 13F FILE NUMBER NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp              COM              00163T109     3234   150430 SH       SOLE                   150430
Apache Corp                    COM              037411105     6952   139740 SH       SOLE                   139740
Bowater, Inc.                  COM              102183100     4013    75180 SH       SOLE                    75180
Cardinal Health                COM              14149Y108     5384   117360 SH       SOLE                   117360
Centex Corp                    COM              152312104     1610    67619 SH       SOLE                    67619
Champion Intl                  COM              158525105     7587   142487 SH       SOLE                   142487
Chris-Craft Inds               COM              170520100     1567    24601 SH       SOLE                    24601
Clayton Homes                  COM              184190106     1780   175840 SH       SOLE                   175840
Cooper Tire & Rubber           COM              216831107     2756   219417 SH       SOLE                   219417
CountryWide Credit             COM              222372104     3068   112580 SH       SOLE                   112580
Dana Corp                      COM              235811106     2656    94223 SH       SOLE                    94223
Engelhard Corp                 COM              292845104     4074   269324 SH       SOLE                   269324
Entergy Corp                   COM              29364G103     5353   265183 SH       SOLE                   265183
Everest Re Group Ltd           COM              G3223R108     3635   111425 SH       SOLE                   111425
Federal Home Loan              COM              313400301     2926    66213 SH       SOLE                    66213
Fleetwood Ent                  COM              339099103     2464   167082 SH       SOLE                   167082
Florida Progress Corp.         COM              341109106     5058   110260 SH       SOLE                   110260
Flowers Industries             COM              343496105     3229   212640 SH       SOLE                   212640
Global Marine Inc.             COM              379352404     5792   228250 SH       SOLE                   228250
Healthcare Realty Tr           COM              421946104     2183   130356 SH       SOLE                   130356
Hollinger Inc.                 COM              435569108     4146   385659 SH       SOLE                   385659
Hon Industries Inc.            COM              438092108     3216   124897 SH       SOLE                   124897
John Hancock Fin. Svs          COM              41014S106     3655   202340 SH       SOLE                   202340
Jones Apparel Group            COM              480074103     3654   115530 SH       SOLE                   115530
Kaufman & Broad Hm             COM              486168107     1674    78070 SH       SOLE                    78070
Lennar Corp                    COM              526057104     2251   103800 SH       SOLE                   103800
MBIA Inc                       COM              55262C100     4604    88423 SH       SOLE                    88423
McKesson Corp                  COM              58155Q103     3295   156920 SH       SOLE                   156920
Nucor Corp                     COM              670346105     3903    78068 SH       SOLE                    78068
OM Group Inc                   COM              670872100     4438    97537 SH       SOLE                    97537
OfficeMax                      COM              67622M108     2269   349113 SH       SOLE                   349113
Outback Steakhouse             COM              689899102     6208   193620 SH       SOLE                   193620
Readers Digest Assoc           COM              755267101     6283   177611 SH       SOLE                   177611
Reinsurance Gr Of Am           COM              759351109     2536   106513 SH       SOLE                   106513
Scana Corp                     COM              80589M102     3154   128427 SH       SOLE                   128427
Seagate Technology             COM              811804103     4694    76021 SH       SOLE                    76021
Sherwin-Williams               COM              824348106     3164   142993 SH       SOLE                   142993
Stride Rite Corp               COM              863314100      121    15000 SH       SOLE                    15000
Tidewater Inc                  COM              886423102     4734   148809 SH       SOLE                   148809
Trizec Hahn Corp.              COM              896938107     3929   261941 SH       SOLE                   261941
Union Pacific Res Grp          COM              907834105     3945   272049 SH       SOLE                   272049
Wellpoint Health Net           COM              94973H108     5046    72208 SH       SOLE                    72208
Williams Cos Inc.              COM              969457100     3072    69910 SH       SOLE                    69910